Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries	12 Months Ended
Dec. 31, 2023
YY Circle (SG) Pte Ltd [Member]
Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	June 13, 2019
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Manpower Contracting Services
Hong Ye Group Pte Ltd [Member]
Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	December 28, 2010
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd [Member]
Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	July 22, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	90.00%
Principal Activities	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd [Member]
Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	November 8, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	General cleaning services